Long-Term Debt - Future Principal Payments (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Mar. 31, 2018
Debt Disclosure [Abstract]
Future principal payments, 2018	$ 0
Future principal payments, 2019	0
Future principal payments, 2020	9,000
Future principal payments, 2021	12,000
Future principal payments, 2022	12,000
Future principal payments, 2023	2,000
Long-term Debt	$ 35,000	$ 20,000